Income taxes - Summary of Movements in Deferred Tax Balances (Detaill) - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets
Deferred tax assets, balance	€ 2,528,351	€ 2,154,973
(Charged)/credited
- Profit or (loss)	529,721	340,121
- Currency translation differences	(90,558)	33,257
Deferred tax assets, balance	2,967,514	2,528,351
Deferred tax liability, balance	(2,054,004)	(1,767,444)
(Charged)/credited
- Profit or (loss)	(43,732)	(280,368)
- Currency translation differences	17,574	(6,192)
Deferred tax liability, balance	(2,080,162)	(2,054,004)
Net deferred tax assets	887,352	474,347
Research And Development Expenses [Member]
Deferred tax assets
Deferred tax assets, balance	1,901,513	1,754,773
(Charged)/credited
- Profit or (loss)	46,119	146,740
Deferred tax assets, balance	1,947,632	1,901,513
Fixed Assets [Member]
(Charged)/credited
Deferred tax liability, balance	(152,491)	(12,671)
(Charged)/credited
- Profit or (loss)	2,388	(133,628)
- Currency translation differences	17,574	(6,192)
Deferred tax liability, balance	(132,529)	(152,491)
Non Current Provisions And Liabilities [Member]
Deferred tax assets
Deferred tax assets, balance	626,838	400,200
(Charged)/credited
- Profit or (loss)	483,602	193,381
- Currency translation differences	(90,558)	33,257
Deferred tax assets, balance	1,019,882	626,838
Deferred tax liability, balance	(1,901,513)	(1,754,773)
(Charged)/credited
- Profit or (loss)	(46,120)	(146,740)
Deferred tax liability, balance	€ (1,947,633)	€ (1,901,513)